Other (expense) income and finance costs - Other income (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income and other income (expense)			$ 1,310	$ 3,154
Gain on disposition of Vila Nova	$ 2,451		2,451	0
Gain (loss) on disposal of assets			(5,038)	656
Income from royalty sale		$ 8,075	0	8,075
Other income			$ (1,277)	$ 11,885